Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue, net	$ 821,682	$ 476,251
Costs of goods sold	415,335	269,550
Gross profit	406,347	206,701
Operating expenses:
Selling, general and administrative	317,804	228,946
Impairment loss	305,894	1,217
Total operating expenses	623,698	230,163
Loss from operations	(217,351)	(23,462)
Other (expense) income:
Interest expense, net	(51,211)	(31,229)
Other income (expense), net	13,031	(8,295)
(Loss) from equity method investments	(1,196)	(1,181)
Total other (expense) income, net	(39,376)	(40,705)
Loss before income taxes	(256,727)	(64,167)
Income tax recovery (expense)	(40,107)	(28,604)
Net (loss)	(296,834)	(92,771)
Net income attributable to non-controlling interests, net of tax	22,763	9,386
Net (loss) attributable to Cresco Labs Inc.	$ (319,597)	$ (102,157)
Net (loss) per share-attributable to Cresco Labs Inc. shareholders:
Basic and diluted (loss) per share	$ (1.22)	$ (0.49)
Basic and diluted weighted-average number of shares outstanding	262,326,138	210,465,988